UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Convertible
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Convertible
Securities Fund

1.884072.104

ACVS-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 64.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 64.6%
CONSUMER DISCRETIONARY - 12.6%
Automobiles - 5.3%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 102,326
Diversified Consumer Services - 0.6%
Stewart Enterprises, Inc. 3.375% 7/15/16 (d)	11,000	11,488
Hotels, Restaurants & Leisure - 4.6%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	88,730
Household Durables - 0.4%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	5,000	6,931
Media - 1.7%
Virgin Media, Inc. 6.5% 11/15/16	8,000	20,046
XM Satellite Radio, Inc. 7% 12/1/14 (d)	7,500	13,402
		33,448
TOTAL CONSUMER DISCRETIONARY		242,923
CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,140
Food Products - 1.2%
Smithfield Foods, Inc. 4% 6/30/13	22,250	23,351
TOTAL CONSUMER STAPLES		37,491
ENERGY - 12.8%
Oil, Gas & Consumable Fuels - 12.8%
Alpha Natural Resources, Inc. 2.375% 4/15/15	92,000	85,790
Chesapeake Energy Corp. 2.5% 5/15/37	10,000	9,576
Cobalt International Energy, Inc. 2.625% 12/1/19	18,920	19,535
Peabody Energy Corp. 4.75% 12/15/66	62,250	52,874
Pioneer Natural Resources Co. 2.875% 1/15/38	15,000	32,681
Western Refining, Inc. 5.75% 6/15/14	12,185	44,947
		245,403
FINANCIALS - 0.7%
Insurance - 0.7%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	13,269
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 3.7%
Health Care Equipment & Supplies - 1.6%
Alere, Inc. 3% 5/15/16	$ 31,000	$ 29,779
Health Care Providers & Services - 1.3%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,091
3.75% 12/15/25	3,610	5,442
3.75% 4/1/42	10,000	10,388
WellPoint, Inc. 2.75% 10/15/42 (d)	6,830	7,314
		25,235
Pharmaceuticals - 0.8%
Akorn, Inc. 3.5% 6/1/16	5,000	8,600
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (d)	6,000	6,993
		15,593
TOTAL HEALTH CARE		70,607
INDUSTRIALS - 11.4%
Aerospace & Defense - 0.7%
Textron, Inc. 4.5% 5/1/13	6,440	14,162
Airlines - 4.1%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	47,540
UAL Corp.:
4.5% 6/30/21 (d)	10,500	10,435
4.5% 6/30/21	5,000	4,969
6% 10/15/29	3,600	11,223
US Airways Group, Inc. 7% 9/30/20 (d)	4,810	4,313
		78,480
Commercial Services & Supplies - 0.8%
Metalico, Inc. 7% 4/30/28	18,000	15,840
Electrical Equipment - 0.9%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	17,282
Machinery - 3.3%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (d)	5,500	5,500
2.375% 5/15/26	8,000	8,000
3.5% 4/1/18	12,860	12,498
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Terex Corp. 4% 6/1/15	$ 9,590	$ 20,116
Trinity Industries, Inc. 3.875% 6/1/36	15,000	17,906
		64,020
Marine - 0.3%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (d)	32,000	4,800
Road & Rail - 1.3%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	24,413
TOTAL INDUSTRIALS		218,997
INFORMATION TECHNOLOGY - 17.6%
Computers & Peripherals - 3.2%
EMC Corp.:
1.75% 12/1/13 (d)	17,000	24,623
1.75% 12/1/13	10,000	14,484
NetApp, Inc. 1.75% 6/1/13	19,800	21,738
		60,845
Electronic Equipment & Components - 1.4%
SYNNEX Corp. 4% 5/15/18	10,000	12,969
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (d)	7,000	7,617
2.25% 5/15/41 (d)	7,000	6,278
		26,864
Internet Software & Services - 0.8%
VeriSign, Inc. 3.25% 8/15/37	10,000	14,463
Semiconductors & Semiconductor Equipment - 8.2%
Micron Technology, Inc.:
1.5% 8/1/31	10,000	10,525
1.625% 2/15/33 (d)	5,000	5,250
1.875% 8/1/31	30,000	31,313
2.125% 2/15/33 (d)	5,000	5,138
3.125% 5/1/32 (d)	23,000	25,688
Novellus Systems, Inc. 2.625% 5/15/41	20,000	27,938
ON Semiconductor Corp.:
2.625% 12/15/26	5,818	5,982
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.: - continued
2.625% 12/15/26	$ 29,512	$ 33,312
Xilinx, Inc. 3.125% 3/15/37	10,000	13,275
		158,421
Software - 4.0%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	32,526
2.75% 11/1/31	32,000	32,900
Symantec Corp. 1% 6/15/13	10,000	12,309
		77,735
TOTAL INFORMATION TECHNOLOGY		338,328
MATERIALS - 0.6%
Metals & Mining - 0.6%
Alcoa, Inc. 5.25% 3/15/14	5,000	6,938
Horsehead Holding Corp. 3.8% 7/1/17	5,000	4,907
		11,845
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.0%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	26,175
7% 3/15/15	10,000	11,463
		37,638
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc. 4.5% 7/15/14	23,000	22,943
TOTAL TELECOMMUNICATION SERVICES		60,581
TOTAL CONVERTIBLE BONDS		1,239,444
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.3%
MATERIALS - 0.3%
Chemicals - 0.3%
OMNOVA Solutions, Inc. 7.875% 11/1/18	$ 5,960	$ 6,273
TOTAL CORPORATE BONDS (Cost $1,158,777)		1,245,717
Common Stocks - 9.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(f)	686	5
FINANCIALS - 4.7%
Commercial Banks - 0.6%
Huntington Bancshares, Inc.	1,620,500	11,392
Diversified Financial Services - 3.4%
Citigroup, Inc.	1,545,034	64,845
Insurance - 0.7%
MetLife, Inc.	141,160	5,003
MetLife, Inc. unit	200,000	9,420
		14,423
TOTAL FINANCIALS		90,660
HEALTH CARE - 2.2%
Health Care Providers & Services - 2.2%
Tenet Healthcare Corp. (a)	1,071,302	42,113
INDUSTRIALS - 0.5%
Machinery - 0.5%
Ingersoll-Rand PLC	173,739	9,147
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.4%
Viasystems Group, Inc. (a)	549,643	7,794
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology, Inc. (a)	1,205,802	$ 10,117
ON Semiconductor Corp. (a)	1,716,800	13,734
		23,851
TOTAL INFORMATION TECHNOLOGY		31,645
TOTAL COMMON STOCKS (Cost $136,680)		173,570
Convertible Preferred Stocks - 21.3%

CONSUMER DISCRETIONARY - 8.0%
Automobiles - 7.4%
General Motors Co. 4.75%	3,385,300	141,401
Media - 0.6%
Interpublic Group of Companies, Inc. 5.25%	10,000	11,654
LodgeNet Entertainment Corp. 10.00% (d)	11,118	47
		11,701
TOTAL CONSUMER DISCRETIONARY		153,102
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Bunge Ltd. 4.875%	237,000	24,887
Post Holdings, Inc. 3.75% (a)(d)	100,000	9,990
		34,877
FINANCIALS - 10.2%
Commercial Banks - 7.3%
Huntington Bancshares, Inc. 8.50%	2,100	2,667
Wells Fargo & Co. 7.50%	108,432	137,492
		140,159
Diversified Financial Services - 2.9%
Bank of America Corp. Series L, 7.25%	47,085	56,502
TOTAL FINANCIALS		196,661
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	45,700	2,662
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.4%
Genesee & Wyoming, Inc. 5.00%	62,000	$ 7,851
TOTAL INDUSTRIALS		10,513
MATERIALS - 0.7%
Metals & Mining - 0.7%
ArcelorMittal SA 6.00% (a)	568,500	13,297
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $408,670)		408,450
Floating Rate Loans - 0.5%
Principal Amount (000s)
INDUSTRIALS - 0.5%
Airlines - 0.5%
US Airways Group, Inc. term loan 2.7037% 3/23/14 (e) (Cost $10,009)	$ 10,692	10,679
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $69,528)	69,528,206	69,528
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,783,664)		1,907,944
NET OTHER ASSETS (LIABILITIES) - 0.7%		12,548
NET ASSETS - 100%		$ 1,920,492
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,876,000 or 7.8% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 153,107	$ 141,401	$ 11,701	$ 5
Consumer Staples	34,877	-	34,877	-
Financials	287,321	277,901	9,420	-
Health Care	42,113	42,113	-	-
Industrials	19,660	11,809	7,851	-
Information Technology	31,645	31,645	-	-
Materials	13,297	-	13,297	-
Corporate Bonds	1,245,717	32,681	1,213,036	-
Floating Rate Loans	10,679	-	10,679	-
Money Market Funds	69,528	69,528	-	-
Total Investments in Securities:	$ 1,907,944	$ 607,078	$ 1,300,861	$ 5

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 6,827
Level 2 to Level 1	$ 35,813
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $1,774,902,000. Net unrealized appreciation aggregated $133,042,000, of which $265,140,000 related to appreciated investment securities and $132,098,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

February 28, 2013

1.797939.109

CVS-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 64.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 64.6%
CONSUMER DISCRETIONARY - 12.6%
Automobiles - 5.3%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 102,326
Diversified Consumer Services - 0.6%
Stewart Enterprises, Inc. 3.375% 7/15/16 (d)	11,000	11,488
Hotels, Restaurants & Leisure - 4.6%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	88,730
Household Durables - 0.4%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	5,000	6,931
Media - 1.7%
Virgin Media, Inc. 6.5% 11/15/16	8,000	20,046
XM Satellite Radio, Inc. 7% 12/1/14 (d)	7,500	13,402
		33,448
TOTAL CONSUMER DISCRETIONARY		242,923
CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,140
Food Products - 1.2%
Smithfield Foods, Inc. 4% 6/30/13	22,250	23,351
TOTAL CONSUMER STAPLES		37,491
ENERGY - 12.8%
Oil, Gas & Consumable Fuels - 12.8%
Alpha Natural Resources, Inc. 2.375% 4/15/15	92,000	85,790
Chesapeake Energy Corp. 2.5% 5/15/37	10,000	9,576
Cobalt International Energy, Inc. 2.625% 12/1/19	18,920	19,535
Peabody Energy Corp. 4.75% 12/15/66	62,250	52,874
Pioneer Natural Resources Co. 2.875% 1/15/38	15,000	32,681
Western Refining, Inc. 5.75% 6/15/14	12,185	44,947
		245,403
FINANCIALS - 0.7%
Insurance - 0.7%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	13,269
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 3.7%
Health Care Equipment & Supplies - 1.6%
Alere, Inc. 3% 5/15/16	$ 31,000	$ 29,779
Health Care Providers & Services - 1.3%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,091
3.75% 12/15/25	3,610	5,442
3.75% 4/1/42	10,000	10,388
WellPoint, Inc. 2.75% 10/15/42 (d)	6,830	7,314
		25,235
Pharmaceuticals - 0.8%
Akorn, Inc. 3.5% 6/1/16	5,000	8,600
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (d)	6,000	6,993
		15,593
TOTAL HEALTH CARE		70,607
INDUSTRIALS - 11.4%
Aerospace & Defense - 0.7%
Textron, Inc. 4.5% 5/1/13	6,440	14,162
Airlines - 4.1%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	47,540
UAL Corp.:
4.5% 6/30/21 (d)	10,500	10,435
4.5% 6/30/21	5,000	4,969
6% 10/15/29	3,600	11,223
US Airways Group, Inc. 7% 9/30/20 (d)	4,810	4,313
		78,480
Commercial Services & Supplies - 0.8%
Metalico, Inc. 7% 4/30/28	18,000	15,840
Electrical Equipment - 0.9%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	17,282
Machinery - 3.3%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (d)	5,500	5,500
2.375% 5/15/26	8,000	8,000
3.5% 4/1/18	12,860	12,498
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Terex Corp. 4% 6/1/15	$ 9,590	$ 20,116
Trinity Industries, Inc. 3.875% 6/1/36	15,000	17,906
		64,020
Marine - 0.3%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (d)	32,000	4,800
Road & Rail - 1.3%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	24,413
TOTAL INDUSTRIALS		218,997
INFORMATION TECHNOLOGY - 17.6%
Computers & Peripherals - 3.2%
EMC Corp.:
1.75% 12/1/13 (d)	17,000	24,623
1.75% 12/1/13	10,000	14,484
NetApp, Inc. 1.75% 6/1/13	19,800	21,738
		60,845
Electronic Equipment & Components - 1.4%
SYNNEX Corp. 4% 5/15/18	10,000	12,969
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (d)	7,000	7,617
2.25% 5/15/41 (d)	7,000	6,278
		26,864
Internet Software & Services - 0.8%
VeriSign, Inc. 3.25% 8/15/37	10,000	14,463
Semiconductors & Semiconductor Equipment - 8.2%
Micron Technology, Inc.:
1.5% 8/1/31	10,000	10,525
1.625% 2/15/33 (d)	5,000	5,250
1.875% 8/1/31	30,000	31,313
2.125% 2/15/33 (d)	5,000	5,138
3.125% 5/1/32 (d)	23,000	25,688
Novellus Systems, Inc. 2.625% 5/15/41	20,000	27,938
ON Semiconductor Corp.:
2.625% 12/15/26	5,818	5,982
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.: - continued
2.625% 12/15/26	$ 29,512	$ 33,312
Xilinx, Inc. 3.125% 3/15/37	10,000	13,275
		158,421
Software - 4.0%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	32,526
2.75% 11/1/31	32,000	32,900
Symantec Corp. 1% 6/15/13	10,000	12,309
		77,735
TOTAL INFORMATION TECHNOLOGY		338,328
MATERIALS - 0.6%
Metals & Mining - 0.6%
Alcoa, Inc. 5.25% 3/15/14	5,000	6,938
Horsehead Holding Corp. 3.8% 7/1/17	5,000	4,907
		11,845
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.0%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	26,175
7% 3/15/15	10,000	11,463
		37,638
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc. 4.5% 7/15/14	23,000	22,943
TOTAL TELECOMMUNICATION SERVICES		60,581
TOTAL CONVERTIBLE BONDS		1,239,444
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.3%
MATERIALS - 0.3%
Chemicals - 0.3%
OMNOVA Solutions, Inc. 7.875% 11/1/18	$ 5,960	$ 6,273
TOTAL CORPORATE BONDS (Cost $1,158,777)		1,245,717
Common Stocks - 9.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(f)	686	5
FINANCIALS - 4.7%
Commercial Banks - 0.6%
Huntington Bancshares, Inc.	1,620,500	11,392
Diversified Financial Services - 3.4%
Citigroup, Inc.	1,545,034	64,845
Insurance - 0.7%
MetLife, Inc.	141,160	5,003
MetLife, Inc. unit	200,000	9,420
		14,423
TOTAL FINANCIALS		90,660
HEALTH CARE - 2.2%
Health Care Providers & Services - 2.2%
Tenet Healthcare Corp. (a)	1,071,302	42,113
INDUSTRIALS - 0.5%
Machinery - 0.5%
Ingersoll-Rand PLC	173,739	9,147
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.4%
Viasystems Group, Inc. (a)	549,643	7,794
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology, Inc. (a)	1,205,802	$ 10,117
ON Semiconductor Corp. (a)	1,716,800	13,734
		23,851
TOTAL INFORMATION TECHNOLOGY		31,645
TOTAL COMMON STOCKS (Cost $136,680)		173,570
Convertible Preferred Stocks - 21.3%

CONSUMER DISCRETIONARY - 8.0%
Automobiles - 7.4%
General Motors Co. 4.75%	3,385,300	141,401
Media - 0.6%
Interpublic Group of Companies, Inc. 5.25%	10,000	11,654
LodgeNet Entertainment Corp. 10.00% (d)	11,118	47
		11,701
TOTAL CONSUMER DISCRETIONARY		153,102
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Bunge Ltd. 4.875%	237,000	24,887
Post Holdings, Inc. 3.75% (a)(d)	100,000	9,990
		34,877
FINANCIALS - 10.2%
Commercial Banks - 7.3%
Huntington Bancshares, Inc. 8.50%	2,100	2,667
Wells Fargo & Co. 7.50%	108,432	137,492
		140,159
Diversified Financial Services - 2.9%
Bank of America Corp. Series L, 7.25%	47,085	56,502
TOTAL FINANCIALS		196,661
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	45,700	2,662
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.4%
Genesee & Wyoming, Inc. 5.00%	62,000	$ 7,851
TOTAL INDUSTRIALS		10,513
MATERIALS - 0.7%
Metals & Mining - 0.7%
ArcelorMittal SA 6.00% (a)	568,500	13,297
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $408,670)		408,450
Floating Rate Loans - 0.5%
Principal Amount (000s)
INDUSTRIALS - 0.5%
Airlines - 0.5%
US Airways Group, Inc. term loan 2.7037% 3/23/14 (e) (Cost $10,009)	$ 10,692	10,679
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $69,528)	69,528,206	69,528
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,783,664)		1,907,944
NET OTHER ASSETS (LIABILITIES) - 0.7%		12,548
NET ASSETS - 100%		$ 1,920,492
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,876,000 or 7.8% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 153,107	$ 141,401	$ 11,701	$ 5
Consumer Staples	34,877	-	34,877	-
Financials	287,321	277,901	9,420	-
Health Care	42,113	42,113	-	-
Industrials	19,660	11,809	7,851	-
Information Technology	31,645	31,645	-	-
Materials	13,297	-	13,297	-
Corporate Bonds	1,245,717	32,681	1,213,036	-
Floating Rate Loans	10,679	-	10,679	-
Money Market Funds	69,528	69,528	-	-
Total Investments in Securities:	$ 1,907,944	$ 607,078	$ 1,300,861	$ 5

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 6,827
Level 2 to Level 1	$ 35,813
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $1,774,902,000. Net unrealized appreciation aggregated $133,042,000, of which $265,140,000 related to appreciated investment securities and $132,098,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Equity Dividend Income Fund
(formerly Fidelity Equity-Income II Fund)

February 28, 2013

1.797940.109

EII-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.4%
Ford Motor Co.	1,505,500	$ 18,984
Diversified Consumer Services - 0.5%
H&R Block, Inc.	920,000	22,871
Hotels, Restaurants & Leisure - 2.4%
Brinker International, Inc.	488,100	16,293
Cedar Fair LP (depositary unit)	418,700	15,844
Las Vegas Sands Corp.	230,200	11,853
McDonald's Corp.	281,000	26,948
Penn National Gaming, Inc. (a)	239,000	11,914
Wyndham Worldwide Corp.	437,500	26,355
Yum! Brands, Inc.	223,300	14,622
		123,829
Media - 4.3%
Comcast Corp. Class A	2,739,000	108,985
The Walt Disney Co.	793,600	43,323
Time Warner Cable, Inc.	237,704	20,535
Time Warner, Inc.	869,443	46,228
		219,071
Specialty Retail - 3.0%
Foot Locker, Inc.	1,278,100	43,698
Home Depot, Inc.	1,018,900	69,795
Limited Brands, Inc.	207,300	9,436
Lowe's Companies, Inc.	851,500	32,485
		155,414
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	171,900	27,721
TOTAL CONSUMER DISCRETIONARY		567,890
CONSUMER STAPLES - 11.7%
Beverages - 1.9%
Anheuser-Busch InBev SA NV ADR	195,200	18,347
Diageo PLC	348,947	10,464
PepsiCo, Inc.	436,471	33,071
SABMiller PLC	324,500	16,132
The Coca-Cola Co.	528,284	20,455
		98,469
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	845,800	$ 43,237
Wal-Mart Stores, Inc.	497,900	35,241
		78,478
Food Products - 2.1%
Archer Daniels Midland Co.	189,500	6,037
Kellogg Co.	392,400	23,740
Kraft Foods Group, Inc.	349,247	16,928
Mondelez International, Inc.	1,411,541	39,029
Unilever NV (NY Reg.)	494,300	19,238
		104,972
Household Products - 3.7%
Energizer Holdings, Inc.	64,200	5,902
Procter & Gamble Co.	1,898,305	144,613
Reckitt Benckiser Group PLC	587,800	39,494
		190,009
Tobacco - 2.5%
Altria Group, Inc.	279,500	9,377
British American Tobacco PLC sponsored ADR	271,300	28,291
KT&G Corp.	65,963	4,696
Lorillard, Inc.	338,700	13,053
Philip Morris International, Inc.	774,159	71,029
		126,446
TOTAL CONSUMER STAPLES		598,374
ENERGY - 11.2%
Energy Equipment & Services - 0.9%
Ensco PLC Class A	792,800	47,679
Oil, Gas & Consumable Fuels - 10.3%
Atlas Pipeline Partners LP	235,100	7,768
Canadian Natural Resources Ltd.	987,200	30,174
Chevron Corp.	1,597,070	187,097
Enterprise Products Partners LP	111,700	6,330
EV Energy Partners LP	199,438	11,171
Exxon Mobil Corp.	2,140,056	191,642
Marathon Oil Corp.	568,968	19,060
Murphy Oil Corp.	453,300	27,597
Occidental Petroleum Corp.	183,700	15,124
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	722,600	$ 25,081
Western Gas Equity Partners LP	157,300	5,343
		526,387
TOTAL ENERGY		574,066
FINANCIALS - 19.3%
Capital Markets - 2.0%
BlackRock, Inc. Class A	143,200	34,332
Federated Investors, Inc. Class B (non-vtg.) (d)	332,000	7,709
KKR & Co. LP	1,003,100	18,276
State Street Corp.	306,600	17,350
The Blackstone Group LP	1,185,900	22,414
		100,081
Commercial Banks - 7.4%
BB&T Corp.	433,800	13,170
Comerica, Inc.	337,000	11,586
Commerce Bancshares, Inc.	322,305	12,277
Cullen/Frost Bankers, Inc.	401,400	24,309
Huntington Bancshares, Inc.	2,195,900	15,437
M&T Bank Corp.	124,909	12,752
National Penn Bancshares, Inc.	929,200	9,106
PNC Financial Services Group, Inc.	479,100	29,891
U.S. Bancorp	1,861,400	63,250
UMB Financial Corp.	233,500	10,645
Wells Fargo & Co.	5,044,408	176,958
		379,381
Diversified Financial Services - 3.4%
JPMorgan Chase & Co.	3,079,122	150,631
The NASDAQ Stock Market, Inc.	738,000	23,365
		173,996
Insurance - 3.9%
ACE Ltd.	312,400	26,676
Allied World Assurance Co. Holdings Ltd.	186,457	16,373
Axis Capital Holdings Ltd.	693,600	28,250
Marsh & McLennan Companies, Inc.	213,774	7,940
MetLife, Inc.	1,577,329	55,901
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	716,100	$ 39,794
The Travelers Companies, Inc.	325,300	26,161
		201,095
Real Estate Investment Trusts - 2.6%
American Tower Corp.	139,500	10,825
CBL & Associates Properties, Inc.	1,332,000	30,290
Douglas Emmett, Inc.	730,500	17,905
Home Properties, Inc.	408,100	25,474
Ventas, Inc.	516,213	36,538
Weyerhaeuser Co.	498,839	14,671
		135,703
TOTAL FINANCIALS		990,256
HEALTH CARE - 12.4%
Biotechnology - 0.8%
Amgen, Inc.	452,800	41,390
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	147,300	9,957
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	609,800	32,594
Pharmaceuticals - 10.8%
AbbVie, Inc.	875,700	32,331
Eli Lilly & Co.	667,552	36,488
GlaxoSmithKline PLC	1,643,223	36,211
Johnson & Johnson	1,528,366	116,324
Merck & Co., Inc.	2,740,328	117,094
Pfizer, Inc.	5,424,535	148,470
Roche Holding AG (participation certificate)	123,669	28,328
Sanofi SA	370,597	34,998
		550,244
TOTAL HEALTH CARE		634,185
INDUSTRIALS - 9.9%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	561,800	39,382
United Technologies Corp.	510,030	46,183
		85,565
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	515,100	$ 42,573
Commercial Services & Supplies - 1.0%
Corrections Corp. of America	368,300	14,124
Covanta Holding Corp.	353,500	6,914
Edenred SA	165,000	5,709
Republic Services, Inc.	455,311	14,315
Waste Management, Inc.	294,700	10,998
		52,060
Electrical Equipment - 0.6%
Eaton Corp. PLC	493,300	30,570
Industrial Conglomerates - 5.0%
3M Co.	293,200	30,493
General Electric Co.	9,628,297	223,572
		254,065
Machinery - 0.8%
Cummins, Inc.	177,500	20,567
Illinois Tool Works, Inc.	186,700	11,482
Stanley Black & Decker, Inc.	108,700	8,555
		40,604
TOTAL INDUSTRIALS		505,437
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 2.4%
Cisco Systems, Inc.	4,677,900	97,534
QUALCOMM, Inc.	384,700	25,248
		122,782
Computers & Peripherals - 0.9%
Apple, Inc.	45,100	19,907
Hewlett-Packard Co.	1,330,000	26,786
		46,693
IT Services - 3.1%
Accenture PLC Class A	514,500	38,258
Automatic Data Processing, Inc.	425,600	26,115
Fidelity National Information Services, Inc.	979,300	36,871
IBM Corp.	152,500	30,627
Paychex, Inc.	788,700	26,106
		157,977
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	1,065,200	$ 48,168
Intel Corp.	251,200	5,238
Linear Technology Corp.	845,800	32,343
Maxim Integrated Products, Inc.	675,700	21,068
Texas Instruments, Inc.	578,100	19,869
		126,686
Software - 1.4%
Activision Blizzard, Inc.	856,800	12,252
Microsoft Corp.	1,662,026	46,204
Symantec Corp. (a)	630,000	14,767
		73,223
TOTAL INFORMATION TECHNOLOGY		527,361
MATERIALS - 3.0%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	508,700	24,367
Eastman Chemical Co.	259,100	18,067
LyondellBasell Industries NV Class A	575,800	33,753
The Dow Chemical Co.	1,179,232	37,405
		113,592
Paper & Forest Products - 0.8%
International Paper Co.	953,200	41,950
TOTAL MATERIALS		155,542
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.7%
CenturyLink, Inc.	366,300	12,700
Verizon Communications, Inc.	2,641,800	122,923
		135,623
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	1,072,300	26,958
TOTAL TELECOMMUNICATION SERVICES		162,581
UTILITIES - 5.5%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	633,377	29,636
Edison International	1,231,657	59,156
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	599,972	$ 43,120
Northeast Utilities	914,100	37,944
PPL Corp.	1,144,709	35,280
		205,136
Multi-Utilities - 1.5%
NiSource, Inc.	584,200	16,182
PG&E Corp.	526,300	22,441
Sempra Energy	516,000	40,124
		78,747
TOTAL UTILITIES		283,883
TOTAL COMMON STOCKS (Cost $4,344,843)		4,999,575
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.16% (b)	111,459,602	111,460
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	3,533,025	3,533
TOTAL MONEY MARKET FUNDS (Cost $114,993)		114,993
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,459,836)		5,114,568
NET OTHER ASSETS (LIABILITIES) - 0.2%		9,153
NET ASSETS - 100%		$ 5,123,721
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	51
Total	$ 69
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 567,890	$ 567,890	$ -	$ -
Consumer Staples	598,374	587,910	10,464	-
Energy	574,066	574,066	-	-
Financials	990,256	990,256	-	-
Health Care	634,185	562,976	71,209	-
Industrials	505,437	505,437	-	-
Information Technology	527,361	527,361	-	-
Materials	155,542	155,542	-	-
Telecommunication Services	162,581	162,581	-	-
Utilities	283,883	283,883	-	-
Money Market Funds	114,993	114,993	-	-
Total Investments in Securities:	$ 5,114,568	$ 5,032,895	$ 81,673	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $4,472,179,000. Net unrealized appreciation aggregated $642,389,000, of which $685,831,000 related to appreciated investment securities and $43,442,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund

February 28, 2013

1.797942.109

FRE-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 30.5%
Auto Components - 1.0%
Delphi Automotive PLC	550,000	$ 23,018
TRW Automotive Holdings Corp. (a)	232,200	13,628
		36,646
Automobiles - 0.3%
Harley-Davidson, Inc.	200,000	10,526
Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	400,000	8,285
Estacio Participacoes SA	350,000	8,576
		16,861
Hotels, Restaurants & Leisure - 2.0%
Alsea SAB de CV	2,000,000	5,009
Chipotle Mexican Grill, Inc. (a)	95,000	30,095
Las Vegas Sands Corp.	400,000	20,596
Panera Bread Co. Class A (a)	101,600	16,353
		72,053
Household Durables - 5.9%
D.R. Horton, Inc.	1,475,000	32,893
KB Home (d)	1,532,709	28,646
Lennar Corp. Class A	300,000	11,577
Mohawk Industries, Inc. (a)	100,000	10,602
PulteGroup, Inc. (a)	4,588,400	88,006
Toll Brothers, Inc. (a)	1,251,057	42,686
		214,410
Internet & Catalog Retail - 2.1%
Expedia, Inc.	550,000	35,112
priceline.com, Inc. (a)	60,000	41,255
		76,367
Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	250,000	21,843
Media - 5.6%
CBS Corp. Class B	632,200	27,431
Comcast Corp. Class A	1,500,000	59,685
News Corp. Class A	800,000	23,040
The Walt Disney Co.	975,500	53,253
Time Warner, Inc.	750,000	39,878
		203,287
Multiline Retail - 1.6%
Macy's, Inc.	1,363,200	56,028
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 6.6%
Cabela's, Inc. Class A (a)	275,000	$ 13,912
Conn's, Inc. (a)(d)	174,800	5,601
Dick's Sporting Goods, Inc.	300,000	15,000
GNC Holdings, Inc.	700,000	28,700
Home Depot, Inc.	977,700	66,972
Lowe's Companies, Inc.	400,000	15,260
PetSmart, Inc.	393,300	25,608
Pier 1 Imports, Inc.	500,000	11,235
TJX Companies, Inc.	966,500	43,464
Urban Outfitters, Inc. (a)	300,000	12,156
		237,908
Textiles, Apparel & Luxury Goods - 4.3%
Arezzo Industria e Comercio SA	796,000	16,086
Crocs, Inc. (a)	400,000	6,064
lululemon athletica, Inc. (a)	150,000	10,058
Michael Kors Holdings Ltd. (a)	681,747	40,414
Prada SpA	2,000,000	19,779
PVH Corp.	245,200	29,878
Vera Bradley, Inc. (a)(d)	283,889	7,154
VF Corp.	160,000	25,802
		155,235
TOTAL CONSUMER DISCRETIONARY		1,101,164
CONSUMER STAPLES - 3.3%
Beverages - 1.7%
Fomento Economico Mexicano S.A.B. de CV unit	1,500,000	16,794
Monster Beverage Corp. (a)	861,600	43,450
		60,244
Food Products - 1.6%
Green Mountain Coffee Roasters, Inc. (a)	1,024,300	48,921
Orion Corp.	10,000	9,868
		58,789
TOTAL CONSUMER STAPLES		119,033
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.8%
Energy Equipment & Services - 0.4%
Helmerich & Payne, Inc.	150,000	$ 9,939
McDermott International, Inc. (a)	400,000	5,088
		15,027
Oil, Gas & Consumable Fuels - 11.4%
Anadarko Petroleum Corp.	541,100	43,061
Cobalt International Energy, Inc. (a)	200,000	4,934
Concho Resources, Inc. (a)	658,000	59,194
Continental Resources, Inc. (a)	698,200	61,442
EOG Resources, Inc.	200,000	25,142
Genel Energy PLC (a)	638,500	7,168
Hess Corp.	300,000	19,950
HollyFrontier Corp.	200,000	11,240
Kosmos Energy Ltd. (a)	667,500	7,296
Marathon Petroleum Corp.	250,000	20,720
Murphy Oil Corp.	400,000	24,352
Occidental Petroleum Corp.	350,000	28,816
Phillips 66	100,000	6,296
Pioneer Natural Resources Co.	671,500	84,481
Rosetta Resources, Inc. (a)	200,000	9,736
		413,828
TOTAL ENERGY		428,855
FINANCIALS - 8.8%
Capital Markets - 5.0%
Apollo Global Management LLC Class A	2,543,700	59,802
BlackRock, Inc. Class A	100,000	23,975
Greenhill & Co., Inc.	100,000	6,078
KKR & Co. LP	800,000	14,576
Morgan Stanley	2,333,100	52,611
The Blackstone Group LP	1,150,000	21,735
		178,777
Diversified Financial Services - 1.5%
Citigroup, Inc.	1,300,000	54,561
Real Estate Investment Trusts - 0.5%
American Tower Corp.	243,300	18,880
Real Estate Management & Development - 1.0%
Altisource Asset Management Corp. (a)	19,780	2,566
Altisource Portfolio Solutions SA	197,800	16,129
Altisource Residential Corp. Class B (a)	65,933	1,255
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc. (a)	600,000	$ 14,502
Realogy Holdings Corp.	18,200	816
		35,268
Thrifts & Mortgage Finance - 0.8%
Nationstar Mortgage Holdings, Inc. (d)	100,000	3,853
Ocwen Financial Corp. (a)	650,000	25,623
		29,476
TOTAL FINANCIALS		316,962
HEALTH CARE - 16.3%
Biotechnology - 9.1%
Achillion Pharmaceuticals, Inc. (a)	400,000	3,240
Alexion Pharmaceuticals, Inc. (a)	214,400	18,597
Amgen, Inc.	500,000	45,705
ARIAD Pharmaceuticals, Inc. (a)	782,600	16,458
Biogen Idec, Inc. (a)	280,000	46,575
BioMarin Pharmaceutical, Inc. (a)	300,000	17,391
Clovis Oncology, Inc. (a)(d)	164,600	3,104
Gilead Sciences, Inc. (a)	1,600,000	68,336
Infinity Pharmaceuticals, Inc. (a)	126,800	5,236
InterMune, Inc. (a)	550,000	4,879
KYTHERA Biopharmaceuticals, Inc.	171,300	4,464
Medivation, Inc. (a)	750,000	36,855
Onyx Pharmaceuticals, Inc. (a)	250,000	18,828
Regeneron Pharmaceuticals, Inc. (a)	150,000	25,050
Synageva BioPharma Corp. (a)	275,000	13,742
		328,460
Health Care Equipment & Supplies - 1.6%
Edwards Lifesciences Corp. (a)	225,000	19,334
Haemonetics Corp. (a)	300,000	12,375
The Cooper Companies, Inc.	250,000	26,515
		58,224
Health Care Providers & Services - 2.1%
Catamaran Corp. (a)	586,600	31,506
Express Scripts Holding Co. (a)	500,000	28,455
Qualicorp SA (a)	1,386,000	15,496
		75,457
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 3.5%
Allergan, Inc.	350,000	$ 37,947
Hospira, Inc. (a)	150,000	4,415
Jazz Pharmaceuticals PLC (a)	250,000	14,545
Novo Nordisk A/S Series B sponsored ADR	20,000	3,500
Pacira Pharmaceuticals, Inc. (a)	11,600	254
Valeant Pharmaceuticals International, Inc. (Canada) (a)	825,560	55,678
ViroPharma, Inc. (a)	400,000	9,976
		126,315
TOTAL HEALTH CARE		588,456
INDUSTRIALS - 7.9%
Airlines - 4.6%
Copa Holdings SA Class A	188,000	19,631
Delta Air Lines, Inc. (a)	3,061,775	43,692
United Continental Holdings, Inc. (a)	2,094,100	55,933
US Airways Group, Inc. (a)	3,350,000	44,991
		164,247
Commercial Services & Supplies - 0.1%
Swisher Hygiene, Inc. (a)	1,531,745	2,160

Construction & Engineering - 0.3%
MasTec, Inc. (a)	400,000	12,036
Electrical Equipment - 0.3%
Eaton Corp. PLC	200,000	12,394
Industrial Conglomerates - 1.9%
General Electric Co.	3,000,000	69,660
Marine - 0.1%
DryShips, Inc. (a)(d)	1,500,000	2,895
Professional Services - 0.5%
Bureau Veritas SA	150,000	19,346
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA	201,000	3,266
TOTAL INDUSTRIALS		286,004
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.5%
Alcatel-Lucent SA sponsored ADR (a)(d)	5,000,000	$ 6,850
QUALCOMM, Inc.	650,000	42,660
Ruckus Wireless, Inc. (d)	293,800	6,276
		55,786
Computers & Peripherals - 5.8%
3D Systems Corp. (a)(d)	450,000	16,632
Apple, Inc.	439,300	193,896
		210,528
Internet Software & Services - 2.7%
Bankrate, Inc. (a)(d)	1,171,600	13,181
Cornerstone OnDemand, Inc. (a)	283,600	9,603
eBay, Inc. (a)	1,000,000	54,680
Facebook, Inc. Class A	296,740	8,086
Liquidity Services, Inc. (a)(d)	300,000	10,215
		95,765
IT Services - 0.7%
Visa, Inc. Class A	150,000	23,796
Semiconductors & Semiconductor Equipment - 2.0%
Freescale Semiconductor Holdings I Ltd. (a)(d)	1,260,800	19,454
NXP Semiconductors NV (a)	1,348,100	43,571
Skyworks Solutions, Inc. (a)	450,000	9,585
		72,610
Software - 0.9%
CommVault Systems, Inc. (a)	250,000	18,488
RealPage, Inc. (a)(d)	275,941	5,977
salesforce.com, Inc. (a)	50,000	8,461
		32,926
TOTAL INFORMATION TECHNOLOGY		491,411
MATERIALS - 6.0%
Chemicals - 5.8%
Arkema SA	100,000	10,160
Eastman Chemical Co.	500,000	34,865
FMC Corp.	300,000	18,078
Huntsman Corp.	600,000	10,338
LyondellBasell Industries NV Class A	671,500	39,363
Mexichem SAB de CV	2,306,300	11,562
Rockwood Holdings, Inc.	203,300	12,727
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sherwin-Williams Co.	100,000	$ 16,159
The Dow Chemical Co.	912,300	28,938
Westlake Chemical Corp. (d)	317,700	27,392
		209,582
Metals & Mining - 0.2%
Impala Platinum Holdings Ltd.	400,000	6,168
TOTAL MATERIALS		215,750
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
Telecom Italia SpA	7,600,000	5,589
Telefonica SA	500,000	6,526
		12,115
Wireless Telecommunication Services - 0.8%
SBA Communications Corp. Class A (a)	400,000	28,448
TOTAL TELECOMMUNICATION SERVICES		40,563
TOTAL COMMON STOCKS (Cost $2,815,110)		3,588,198
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.16% (b)	39,954,762	39,955
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	84,714,325	84,714
TOTAL MONEY MARKET FUNDS (Cost $124,669)		124,669
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,939,779)		3,712,867
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(100,592)
NET ASSETS - 100%		$ 3,612,275
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	433
Total	$ 437
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,101,164	$ 1,101,164	$ -	$ -
Consumer Staples	119,033	119,033	-	-
Energy	428,855	428,855	-	-
Financials	316,962	316,962	-	-
Health Care	588,456	588,456	-	-
Industrials	286,004	286,004	-	-
Information Technology	491,411	491,411	-	-
Materials	215,750	215,750	-	-
Telecommunication Services	40,563	28,448	12,115	-
Money Market Funds	124,669	124,669	-	-
Total Investments in Securities:	$ 3,712,867	$ 3,700,752	$ 12,115	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $2,945,480,000. Net unrealized appreciation aggregated $767,387,000, of which $837,004,000 related to appreciated investment securities and $69,617,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2013